UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Andrew Schlossberg
301 West Roosevelt Road
Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments as of July 31, 2010 is set forth below.

PowerShares India Portfolio
July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	India - 99.9%
	Consumer Discretionary - 5.1%
1,241,491	ITC, Ltd.	$8,253,650
515,261	Mahindra & Mahindra, Ltd.	7,345,453
333,223	Tata Motors, Ltd.	6,082,548
		21,681,651

	Consumer Staples - 3.5%
2,780,527	Hindustan Unilever, Ltd.	15,127,230

	Energy - 26.8%
836,614	Cairn India, Ltd. (a)	6,021,191
929,514	Essar Oil, Ltd. (a)	2,591,859
485,368	Gail India, Ltd.	4,588,643
1,800,932	Indian Oil Corp., Ltd.	14,054,267
1,446,852	Oil & Natural Gas Corp., Ltd.	38,676,030
174,624	Oil India, Ltd.	5,302,923
1,878,553	Reliance Industries, Ltd.	40,918,073
2,341,960	Reliance Natural Resources, Ltd. (a)	2,096,486
		114,249,472

	Financial Services - 14.7%
213,595	Axis Bank, Ltd.	6,215,668
426,566	DLF, Ltd.	2,778,488
358,098	HDFC Bank, Ltd.	16,565,809
154,634	Housing Development Finance Corp., Ltd.	9,968,697
425,999	ICICI Bank, Ltd.	8,350,017
1,372,053	Infrastructure Development Finance Co., Ltd.	5,521,788
239,012	Reliance Capital, Ltd.	4,057,288
104,223	State Bank of India	5,638,781
2,139,443	Unitech, Ltd.	3,760,761
		62,857,297

	Health Care - 3.8%
651,513	Cipla, Ltd.	4,580,888
127,628	Dr. Reddy's Laboratories, Ltd.	3,738,641
317,424	Ranbaxy Laborities, Ltd. (a)	3,084,837
125,162	Sun Pharmaceutical Industries, Ltd.	4,740,377
		16,144,743

	Industrials - 8.0%
126,448	Bharat Heavy Electricals, Ltd.	6,661,830
1,392,392	Jaiprakash Associates, Ltd.	3,549,458
174,169	Larsen & Toubro, Ltd.	6,746,722
311,534	Reliance Infrastructure, Ltd.	7,451,538
238,247	Siemans India, Ltd.	3,605,646
1,001,560	Sterlite Industries (India), Ltd.	3,792,308
1,946,909	Suzlon Energy, Ltd. (a)	2,382,986
		34,190,488

Number of Shares		Value
	Information Technology - 15.5%
713,633	Infosys Technologies, Ltd.	$42,545,346
704,477	Tata Consultancy Services	12,716,660
1,216,323	Wipro, Ltd.	10,842,806
		66,104,812

	Materials - 8.5%
322,436	Hindustan Zinc, Ltd.	7,109,504
519,175	Jindal Steel & Power, Ltd.	6,955,285
107,210	JSW Steel Ltd.	2,592,446
1,476,184	NMDC Ltd.	8,379,639
565,880	Sesa Goa, Ltd.	4,416,335
1,507,582	Steel Authority of India, Ltd.	6,637,898
		36,091,107

	Telecommunication Services - 4.9%
2,033,872	Bharti Airtel, Ltd.	13,544,428
1,919,803	Reliance Communications, Ltd.	7,410,431
		20,954,859

	Utilities - 9.1%
1,130,472	Adani Power, Ltd. (a)	3,112,741
1,030,509	JSW Energy Ltd.	2,827,752
5,617,526	NHPC, Ltd. (a)	3,841,070
4,074,488	NTPC, Ltd.	17,400,797
1,932,820	Power Grid Corporation of India, Ltd.	4,192,982
1,052,542	Reliance Power, Ltd. (a)	3,716,256
136,563	Tata Power Co., Ltd.	3,838,441
		38,930,039

	Total Common Stocks
	(Cost $335,907,162)	426,331,698
Face Value
	Short-Term Instruments - 0.0%
	Time Deposit - 0.0%
$12,305	Brown Brothers Harriman
	0.03%, 8/02/10 (Cost $12,305)	12,305

	Total Investments-99.9% (Cost $335,919,467) (b)	426,344,003
	Other assets, less cash and liabilities-0.1%	543,123
	Net Assets-100.0%	$426,887,126

(a) Non-income producing security.
(b) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $335,919,467.  The net unrealized appreciation was $90,424,536 which consisted of aggregate gross unrealized appreciation of $95,022,067 and aggregate gross unrealized depreciation of $(4,597,531).

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable.  Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–
Prices are determined using other significant observable inputs.  Observable inputs are inputs that other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	–
Prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered input levels, as of the end of the reporting period, July 31, 2010.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Category	Level 1	Level 2	Level 3	Total
Common Stock:
Consumer Discretionary	$–	$21,681,651	$–	$21,681,651
Consumer Staples	–	15,127,230	–	15,127,230
Energy	–	114,249,472	–	114,249,472
Financial Services	–	62,857,297	–	62,857,297
Health Care	–	16,144,743	–	16,144,743
Industrials	–	34,190,488	–	34,190,488
Information Technology	–	66,104,812	–	66,104,812
Materials	–	36,091,107	–	36,091,107
Telecommunication Services	–	20,954,859	–	20,954,859
Utilities	–	38,930,039	–	38,930,039
Time Deposit	–	12,305	–	12,305
Total Investments	$–	$426,344,003	$–	$426,344,003

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By:   /s/ Andrew Schlossberg
Andrew Schlossberg
President (Principal Executive Officer)
Date: September  29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Andrew Schlossberg
Andrew Schlossberg
President (Principal Executive Officer)
Date: September   29, 2010

By:   /s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer (Principal Financial Officer)
Date: September  29 , 2010